Annual Fund Operating Expenses	Feb. 27, 2025
Invesco Advantage International Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2026
Invesco Advantage International Fund | Invesco Advantage International Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	1.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.94%
Fee Waiver or Reimbursement	(0.76%)	[1]
Net Expenses (as a percentage of Assets)	1.18%
Invesco Advantage International Fund | Invesco Advantage International Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.71%
Fee Waiver or Reimbursement	(0.78%)	[1]
Net Expenses (as a percentage of Assets)	1.93%
Invesco Advantage International Fund | Invesco Advantage International Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	1.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.21%
Fee Waiver or Reimbursement	(0.78%)	[1]
Net Expenses (as a percentage of Assets)	1.43%
Invesco Advantage International Fund | Invesco Advantage International Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.21%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.71%
Fee Waiver or Reimbursement	(0.78%)	[1]
Net Expenses (as a percentage of Assets)	0.93%
Invesco Advantage International Fund | Invesco Advantage International Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.10%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	(0.67%)	[1]
Net Expenses (as a percentage of Assets)	0.93%
Invesco Advantage International Fund | Invesco Advantage International Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.10%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	(0.67%)	[1]
Net Expenses (as a percentage of Assets)	0.93%
Invesco EQV Asia Pacific Equity Fund | Invesco EQV Asia Pacific Equity Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%	[2]
Distribution and Service (12b-1) Fees	0.25%	[2]
Other Expenses (as a percentage of Assets):	0.31%	[2]
Expenses (as a percentage of Assets)	1.43%
Invesco EQV Asia Pacific Equity Fund | Invesco EQV Asia Pacific Equity Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%	[2]
Distribution and Service (12b-1) Fees	0.99%	[2]
Other Expenses (as a percentage of Assets):	0.31%	[2]
Expenses (as a percentage of Assets)	2.17%
Invesco EQV Asia Pacific Equity Fund | Invesco EQV Asia Pacific Equity Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%	[2]
Distribution and Service (12b-1) Fees	0.50%	[2]
Other Expenses (as a percentage of Assets):	0.31%	[2],[3]
Expenses (as a percentage of Assets)	1.68%
Invesco EQV Asia Pacific Equity Fund | Invesco EQV Asia Pacific Equity Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%	[2]
Distribution and Service (12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.31%	[2]
Expenses (as a percentage of Assets)	1.18%
Invesco EQV Asia Pacific Equity Fund | Invesco EQV Asia Pacific Equity Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.87%	[2]
Distribution and Service (12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.12%	[2]
Expenses (as a percentage of Assets)	0.99%
Invesco EQV European Equity Fund | Invesco EQV European Equity Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.24%	[4]
Expenses (as a percentage of Assets)	1.41%
Invesco EQV European Equity Fund | Invesco EQV European Equity Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.24%	[4]
Expenses (as a percentage of Assets)	2.16%
Invesco EQV European Equity Fund | Invesco EQV European Equity Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.24%	[4]
Expenses (as a percentage of Assets)	1.66%
Invesco EQV European Equity Fund | Invesco EQV European Equity Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%	[4]
Expenses (as a percentage of Assets)	1.16%
Invesco EQV European Equity Fund | Invesco EQV European Equity Fund - Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.17%
Other Expenses (as a percentage of Assets):	0.24%	[4]
Expenses (as a percentage of Assets)	1.33%
Invesco EQV European Equity Fund | Invesco EQV European Equity Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[4]
Expenses (as a percentage of Assets)	1.03%
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%	[5]
Expenses (as a percentage of Assets)	1.27%
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.25%	[5]
Expenses (as a percentage of Assets)	2.02%
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.25%	[5]
Expenses (as a percentage of Assets)	1.52%
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%	[5]
Expenses (as a percentage of Assets)	1.02%
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund - CLASS R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%	[5]
Expenses (as a percentage of Assets)	0.93%
Invesco EQV International Equity Fund | Invesco EQV International Equity Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[5]
Expenses (as a percentage of Assets)	0.86%
Invesco Global Focus Fund | Invesco Global Focus Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.20%	[6]
Expenses (as a percentage of Assets)	1.23%
Invesco Global Focus Fund | Invesco Global Focus Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.20%	[6]
Expenses (as a percentage of Assets)	1.98%
Invesco Global Focus Fund | Invesco Global Focus Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.20%	[6]
Expenses (as a percentage of Assets)	1.48%
Invesco Global Focus Fund | Invesco Global Focus Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%	[6]
Expenses (as a percentage of Assets)	0.98%
Invesco Global Focus Fund | Invesco Global Focus Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[6]
Expenses (as a percentage of Assets)	0.87%
Invesco Global Focus Fund | Invesco Global Focus Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.78%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%	[6]
Expenses (as a percentage of Assets)	0.87%
Invesco Global Fund | Invesco Global Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.05%
Invesco Global Fund | Invesco Global Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.82%
Invesco Global Fund | Invesco Global Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.32%
Invesco Global Fund | Invesco Global Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.82%
Invesco Global Fund | Invesco Global Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.74%
Invesco Global Fund | Invesco Global Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.72%
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.21%	[7]
Expenses (as a percentage of Assets)	1.14%
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%	[7]
Expenses (as a percentage of Assets)	1.90%
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.21%	[7]
Expenses (as a percentage of Assets)	1.40%
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[7]
Expenses (as a percentage of Assets)	0.90%
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[7]
Expenses (as a percentage of Assets)	0.84%
Invesco Global Opportunities Fund | Invesco Global Opportunities Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.08%	[7]
Expenses (as a percentage of Assets)	0.77%
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.21%	[8]
Expenses (as a percentage of Assets)	1.37%
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%	[8]
Expenses (as a percentage of Assets)	2.13%
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.21%	[8]
Expenses (as a percentage of Assets)	1.63%
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%	[8]
Expenses (as a percentage of Assets)	1.13%
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%	[8]
Expenses (as a percentage of Assets)	1.06%
Invesco International Small-Mid Company Fund | Invesco International Small-Mid Company Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.92%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%	[8]
Expenses (as a percentage of Assets)	0.99%
Invesco MSCI World SRI Index Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2026
Invesco MSCI World SRI Index Fund | Invesco MSCI World SRI Index Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	1.60%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.00%
Fee Waiver or Reimbursement	(1.55%)	[9]
Net Expenses (as a percentage of Assets)	0.45%
Invesco MSCI World SRI Index Fund | Invesco MSCI World SRI Index Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	1.60%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.75%
Fee Waiver or Reimbursement	(1.55%)	[9]
Net Expenses (as a percentage of Assets)	1.20%
Invesco MSCI World SRI Index Fund | Invesco MSCI World SRI Index Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	1.60%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.25%
Fee Waiver or Reimbursement	(1.55%)	[9]
Net Expenses (as a percentage of Assets)	0.70%
Invesco MSCI World SRI Index Fund | Invesco MSCI World SRI Index Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.60%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.75%
Fee Waiver or Reimbursement	(1.55%)	[9]
Net Expenses (as a percentage of Assets)	0.20%
Invesco MSCI World SRI Index Fund | Invesco MSCI World SRI Index Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.49%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(1.44%)	[9]
Net Expenses (as a percentage of Assets)	0.20%
Invesco MSCI World SRI Index Fund | Invesco MSCI World SRI Index Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.14%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.49%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(1.44%)	[9]
Net Expenses (as a percentage of Assets)	0.20%
Invesco Oppenheimer International Growth Fund | Invesco Oppenheimer International Growth Fund - Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.19%	[10]
Expenses (as a percentage of Assets)	1.10%
Invesco Oppenheimer International Growth Fund | Invesco Oppenheimer International Growth Fund - Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.19%	[10]
Expenses (as a percentage of Assets)	1.86%
Invesco Oppenheimer International Growth Fund | Invesco Oppenheimer International Growth Fund - Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.19%	[10]
Expenses (as a percentage of Assets)	1.36%
Invesco Oppenheimer International Growth Fund | Invesco Oppenheimer International Growth Fund - Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[10]
Expenses (as a percentage of Assets)	0.86%
Invesco Oppenheimer International Growth Fund | Invesco Oppenheimer International Growth Fund - Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[10]
Expenses (as a percentage of Assets)	0.80%
Invesco Oppenheimer International Growth Fund | Invesco Oppenheimer International Growth Fund - Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%	[10]
Expenses (as a percentage of Assets)	0.73%

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.18%, 1.93%, 1.43%, 0.93%, 0.93% and 0.93%, respectively of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2026 and August 31, 2026, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limit or reduce the advisory fee waiver without approval of the Board of Trustees.
[2]	Management Fees,12B-1 Fees and Other Expenses have been restated to reflect current fees.
[3]	Other Expenses are based on estimated amounts for the current fiscal year
[4]	“Other Expenses” have been restated to reflect current fees.
[5]	“Other Expenses” have been restated to reflect current fees.
[6]	“Other Expenses” have been restated to reflect current fees.
[7]	“Other Expenses” have been restated to reflect current fees.
[8]	“Other Expenses” have been restated to reflect current fees.
[9]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.44%, 1.19%, 0.69%, 0.19%, 0.19% and 0.19%, respectively of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2026 and , respectively. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.
[10]	“Other Expenses” have been restated to reflect current fees.